Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
BlackRock Flexible Income ETF
(the “Fund”)
Supplement dated August 23, 2024 to the
Funds’ Summary Prospectus and Prospectus, each dated November 28, 2023, as amended and supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectus and Prospectus, as applicable:
The section of the Fund’s Summary Prospectus entitled “Principal Investment Strategies” and the sections of the Fund’s Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF—Principal Investment Strategies” and “More Information About the Fund—Additional Information on Principal Investment Strategies” are amended to delete the last sentence of the first paragraph of such section.
The section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Fund’s Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF—Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Investment Companies and ETFs Risk.”

BlackRock Flexible Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ETF TRUST II
BlackRock Flexible Income ETF
(the “Fund”)
Supplement dated August 23, 2024 to the
Funds’ Summary Prospectus and Prospectus, each dated November 28, 2023, as amended and supplemented to date
Effective immediately, the following changes are made to the Funds’ Summary Prospectus and Prospectus, as applicable:
The section of the Fund’s Summary Prospectus entitled “Principal Investment Strategies” and the sections of the Fund’s Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF—Principal Investment Strategies” and “More Information About the Fund—Additional Information on Principal Investment Strategies” are amended to delete the last sentence of the first paragraph of such section.
The section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks” and the sections of the Fund’s Prospectus entitled “Fund Overview of BlackRock Flexible Income ETF—Summary of Principal Risks” and “A Further Discussion of Principal Risks” are amended to delete “Investment Companies and ETFs Risk.”